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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404)  870-0700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                Atlanta, Georgia      8/12/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 108
                                        --------------------

Form 13F Information Table Value Total: $ 424,597
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                                 002824100     4887    92879 SH       Sole                    92879
ACCENTURE PLC IRELAND SHS CLAS                  G1151C101      604    10000 SH       Sole                    10000
AEROPOSTALE COM                                 007865108     3585   204850 SH       Sole                   204850
AETNA INC NEW COM                               00817Y108     4950   112260 SH       Sole                   112260
ALMOST FAMILY INC COM                           020409108     2907   106099 SH       Sole                   106099
ALPHA NATURAL RESOURCES INC CO                  02076X102     4332    95328 SH       Sole                    95328
AMGEN INC COM                                   031162100     6845   117314 SH       Sole                   117314
APOLLO GROUP INC CL A                           037604105     5494   125785 SH       Sole                   125785
ARCHER DANIELS MIDLAND CO COM                   039483102     6294   208749 SH       Sole                   208749
ARROW ELECTRS INC COM                           042735100     6297   151735 SH       Sole                   151735
AT&T INC COM                                    00206R102     8042   256022 SH       Sole                   256022
AZZ INC COM                                     002474104     2720    59390 SH       Sole                    59390
BANK OF NEW YORK MELLON CORP C                  064058100     3190   124497 SH       Sole                   124497
BB&T CORP COM                                   054937107      349    13008 SH       Sole                    13008
BUCKEYE TECHNOLOGIES INC COM                    118255108     3242   120170 SH       Sole                   120170
CAL DIVE INTL INC DEL COM                       12802T101     1865   311895 SH       Sole                   311895
CENTRAL GARDEN & PET CO COM                     153527106     2424   233490 SH       Sole                   233490
CENTURYLINK INC COM                             156700106     7006   173286 SH       Sole                   173286
CHEVRON CORP NEW COM                            166764100       79      769 SH       Sole                      769
CIGNA CORP COM                                  125509109     9631   187263 SH       Sole                   187263
CITY HLDG CO COM                                177835105     2419    73250 SH       Sole                    73250
CLIFFS NATURAL RESOURCES INC C                  18683K101     8057    87155 SH       Sole                    87155
COCA COLA CO COM                                191216100      204     3036 SH       Sole                     3036
COMPUTER SCIENCES CORP COM                      205363104     5905   155554 SH       Sole                   155554
CONOCOPHILLIPS COM                              20825C104     8310   110515 SH       Sole                   110515
CONVERGYS CORP COM                              212485106     5164   378586 SH       Sole                   378586
CORE MARK HOLDING CO INC COM                    218681104     3661   102542 SH       Sole                   102542
CORNING INC COM                                 219350105     3837   211382 SH       Sole                   211382
COVENTRY HEALTH CARE INC COM                    222862104     3033    83177 SH       Sole                    83177
DARDEN RESTAURANTS INC COM                      237194105     7909   158950 SH       Sole                   158950
DELPHI FINL GROUP INC CL A                      247131105     2786    95370 SH       Sole                    95370
DIAMOND OFFSHORE DRILLING INC                   25271C102     5445    77337 SH       Sole                    77337
DONNELLEY R R & SONS CO COM                     257867101     7530   384003 SH       Sole                   384003
EMCOR GROUP INC COM                             29084Q100     2655    90579 SH       Sole                    90579
ENERGY PARTNERS LTD COM NEW                     29270U303     1841   124310 SH       Sole                   124310
ENPRO INDS INC COM                              29355X107     4669    97129 SH       Sole                    97129
ESTERLINE TECHNOLOGIES CORP CO                  297425100     3496    45755 SH       Sole                    45755
EVEREST RE GROUP LTD COM                        G3223R108     6939    84882 SH       Sole                    84882
EXXON MOBIL CORP COM                            30231G102      512     6288 SH       Sole                     6288
F M C CORP COM NEW                              302491303     8278    96235 SH       Sole                    96235
FREDS INC CL A                                  356108100     1702   117983 SH       Sole                   117983
FUSHI COPPERWELD INC COM                        36113E107     2703   471754 SH       Sole                   471754
GAMMA PHARMACEUTICALS INC COM                   36467F106        4    26925 SH       Sole                    26925
GAP INC DEL COM                                 364760108     5712   315601 SH       Sole                   315601
GLATFELTER COM                                  377316104     2780   180740 SH       Sole                   180740
GOLDMAN SACHS GROUP INC COM                     38141G104     4126    31005 SH       Sole                    31005
GREAT LAKES DREDGE & DOCK CORP                  390607109     1871   335340 SH       Sole                   335340
HEALTHWAYS INC COM                              422245100     2269   149500 SH       Sole                   149500
HEWLETT PACKARD CO COM                          428236103     4481   123110 SH       Sole                   123110
INSTEEL INDUSTRIES INC COM                      45774W108     1635   130390 SH       Sole                   130390
INTEL CORP COM                                  458140100     6093   274966 SH       Sole                   274966
INTERNATIONAL BUSINESS MACHS C                  459200101      251     1466 SH       Sole                     1466
JOHNSON & JOHNSON COM                           478160104      156     2346 SH       Sole                     2346
JPMORGAN CHASE & CO COM                         46625H100     6900   168535 SH       Sole                   168535
KIMBERLY CLARK CORP COM                         494368103     7199   108151 SH       Sole                   108151
KINETIC CONCEPTS INC COM NEW                    49460W208     4736    82187 SH       Sole                    82187
KMG CHEMICALS INC COM                           482564101     2165   128545 SH       Sole                   128545
KNIGHT CAP GROUP INC CL A COM                   499005106     2387   216565 SH       Sole                   216565
KROGER CO COM                                   501044101     7678   309598 SH       Sole                   309598
LAKELAND FINL CORP COM                          511656100     2609   117209 SH       Sole                   117209
LHC GROUP INC COM                               50187A107     1532    66455 SH       Sole                    66455
LINCOLN NATL CORP IND COM                       534187109     6996   245565 SH       Sole                   245565
MAIDEN HOLDINGS LTD SHS                         G5753U112     2231   245185 SH       Sole                   245185
MANTECH INTL CORP CL A                          564563104     3365    75755 SH       Sole                    75755
MARATHON OIL CORP COM                           565849106     8464   160668 SH       Sole                   160668
MATTEL INC COM                                  577081102     6656   242112 SH       Sole                   242112
MCDONALDS CORP COM                              580135101      134     1587 SH       Sole                     1587
MCGRAW HILL COS INC COM                         580645109     6169   147200 SH       Sole                   147200
MEDTRONIC INC COM                               585055106     6494   168545 SH       Sole                   168545
MICROSOFT CORP COM                              594918104     6583   253208 SH       Sole                   253208
NRG ENERGY INC COM NEW                          629377508     8642   351575 SH       Sole                   351575
OCEANFIRST FINL CORP COM                        675234108     2007   154960 SH       Sole                   154960
OLIN CORP COM PAR $1                            680665205     4126   182098 SH       Sole                   182098
OM GROUP INC COM                                670872100     3106    76426 SH       Sole                    76426
ORACLE CORP COM                                 68389X105      105     3200 SH       Sole                     3200
ORRSTOWN FINL SVCS INC COM                      687380105     2651   100765 SH       Sole                   100765
PEPSICO INC COM                                 713448108      335     4759 SH       Sole                     4759
PFIZER INC COM                                  717081103     7858   381442 SH       Sole                   381442
PROTECTIVE LIFE CORP COM                        743674103      897    38765 SH       Sole                    38765
PUBLIC SVC ENTERPRISE GROUP CO                  744573106     6245   191340 SH       Sole                   191340
RAYTHEON CO COM NEW                             755111507     6362   127613 SH       Sole                   127613
REGIS CORP MINN COM                             758932107     3433   224118 SH       Sole                   224118
REYNOLDS AMERICAN INC COM                       761713106     6021   162515 SH       Sole                   162515
RUBY TUESDAY INC COM                            781182100     1996   185195 SH       Sole                   185195
S Y BANCORP INC COM                             785060104     1804    77600 SH       Sole                    77600
SAIC INC COM                                    78390X101     3967   235827 SH       Sole                   235827
SCHLUMBERGER LTD COM                            806857108      224     2593 SH       Sole                     2593
SEABRIGHT HOLDINGS INC COM                      811656107     2538   256365 SH       Sole                   256365
SIERRA WIRELESS INC COM                         826516106     1683   143955 SH       Sole                   143955
STANDARD MTR PRODS INC COM                      853666105     3373   221490 SH       Sole                   221490
STARBUCKS CORP COM                              855244109      260     6594 SH       Sole                     6594
SYSTEMAX INC COM                                871851101     1974   132145 SH       Sole                   132145
TOWER GROUP INC COM                             891777104     2734   114790 SH       Sole                   114790
TRANSOCEAN LTD REG SHS                          H8817H100     5329    82551 SH       Sole                    82551
TTM TECHNOLOGIES  INC COM                       87305R109     4047   252610 SH       Sole                   252610
UFP TECHNOLOGIES INC COM                        902673102     2926   154625 SH       Sole                   154625
UNIT CORP COM                                   909218109     3432    56335 SH       Sole                    56335
UNITEDHEALTH GROUP INC COM                      91324P102     9338   181034 SH       Sole                   181034
URS CORP NEW COM                                903236107     6072   135721 SH       Sole                   135721
V F CORP COM                                    918204108     8542    78685 SH       Sole                    78685
WELLS FARGO & CO NEW COM                        949746101     4614   164442 SH       Sole                   164442
WESTERN DIGITAL CORP COM                        958102105     7913   217512 SH       Sole                   217512
WHIRLPOOL CORP COM                              963320106     4647    57145 SH       Sole                    57145
ISHARES TR RUSSELL MIDCAP                       464287499      254     2320 SH       Sole                     2320
VANGUARD INDEX FDS MCAP VL IDX                  922908512      232     4100 SH       Sole                     4100
VANGUARD INDEX FDS MID CAP ETF                  922908629      497     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E                  922908611      494     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF                    922908744      441     7860 SH       Sole                     7860